SUBSEQUENT EVENTS (Details)		12 Months Ended
	Apr. 28, 2022 CAD ($) shares	Mar. 31, 2022 CAD ($) item	Jun. 14, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
SUBSEQUENT EVENTS
Intangible assets		$ 483,354		$ 427,124	$ 124,980
Trip App
SUBSEQUENT EVENTS
Intangible assets		208,384		139,941
Field Trip Health Website
SUBSEQUENT EVENTS
Intangible assets		94,306		132,057	$ 124,980
Spinoff of Clinic Operations | Field Trip Health Website
SUBSEQUENT EVENTS
Number Of Common Stock Shares Exchanged | shares	0.86
Private placement financing	$ 20,000,000
Percentage of equity interest			21.79%
Spinoff of Clinic Operations | Reunion
SUBSEQUENT EVENTS
Number Of Common Stock Shares Exchanged | shares	1
Spinoff of Clinic Operations | Reunion | Maximum
SUBSEQUENT EVENTS
Amount of investment towards equity interest			$ 9,800,000
Spinoff of Clinic Operations | Reunion | Minimum
SUBSEQUENT EVENTS
Amount of investment towards equity interest			$ 5,000,000
Impairment
SUBSEQUENT EVENTS
Number of clinics tested for impairment under construction	6
Right-of-use assets
SUBSEQUENT EVENTS
Impairment loss		$ 0
Number of clinics for which lease contracts were entered | item		6
Right-of-use assets | Operating Segments
SUBSEQUENT EVENTS
Number of clinics tested for impairment under construction | item		6
Construction in progress
SUBSEQUENT EVENTS
Number of clinics tested for impairment under construction | item		6
Construction in progress		$ 962,640		$ 0